Business segment information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 240,383	$ 258,904
Ireland
Segment Reporting Information [Line Items]
Long-lived assets, net	110,595	118,361
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets, net	31,524	36,723
U.S.
Segment Reporting Information [Line Items]
Long-lived assets, net	62,832	65,152
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 35,432	$ 38,668